Stock-Based Compensation - Summary of Assumptions that Used to Determine Grant-Date Fair Value of Stock Options Granted to Employees and Members of Board (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected option life (years)	6 years	5 years 11 months 23 days
Risk-free interest rate	3.82%	2.47%
Expected volatility	83.36%	80.43%